Earnings Per Share - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Weighted average number of shares attributable to antidilutive outstanding stock options not included in the calculation of diluted earnings per share	1,785	724	1,064